Related Party Transactions (Details)	3 Months Ended
Mar. 31, 2018
Daniel Shih (Daniel) [Member]
Related Party Transaction [Line Items]
Relationship	Co-founder/promoter and shareholder; Aircom's CEO and Director between February 13, 2017 and April 26, 2017; Aircom's CFO between February 13, 2017 and May 5, 2017 [1]
Dmedia Holding LP (Dmedia) [Member]
Related Party Transaction [Line Items]
Relationship	26.85% shareholder
Bummy Wu [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder
Yih Lieh (Giretsu) Shih [Member]
Related Party Transaction [Line Items]
Relationship	President of Aircom Japan
Hao Wei Peng [Member]
Related Party Transaction [Line Items]
Relationship	Employee of Aircom Taiwan
Louis Giordimanina [Member]
Related Party Transaction [Line Items]
Relationship	Employee of Aircom
dMobile System Co. Ltd. (dMobile) [Member]
Related Party Transaction [Line Items]
Relationship	Daniel is the Chairman
Klingon Aerospace, Inc. (Klingon) [Member]
Related Party Transaction [Line Items]
Relationship	Daniel was the Chairman from February 2015 to February 2016
Law Office of Jan Yung Lin [Member]
Related Party Transaction [Line Items]
Relationship	100% owned by Jan Yung Lin (Director)
Priceplay.com, Inc. (PPUS) [Member]
Related Party Transaction [Line Items]
Relationship	Daniel is the Chairman
Priceplay Taiwan Inc. (PPTW) [Member]
Related Party Transaction [Line Items]
Relationship	Parent of PPUS
Wealth Wide Int'l Ltd. (WWI) [Member]
Related Party Transaction [Line Items]
Relationship	Bummy Wu is the Chairman
Yun Shu Chiou [Member]
Related Party Transaction [Line Items]
Relationship	Former CEO and President

[1]	Daniel has relinquished "beneficial ownership" of substantially all of his equity interests in the Company (whether held directly or indirectly) in a manner acceptable to the Company. This means that Daniel no longer, directly or indirectly, through any contract, arrangement, understanding, relationship or otherwise has or shares (i) voting power, which includes the power to vote, or to direct the voting of, securities, and/or (ii) investment power, which includes the power to dispose, or to direct the disposition of, shares of our common stock, except for a de minimus number of shares of the common stock which will continue to be beneficially owned by him by way of his being a control person in another entity that owns shares of the common stock. Daniel will, however, retain a pecuniary interest in some of the shares of the common stock over which he has relinquished voting and investment power. Daniel has also removed himself from any and all activities relating to the Company's business, including, but not limited to managerial, directional, advisory, promotional, developmental and fund-raising activities, effective upon the effectiveness of the registration statement on Form S-1 filed with the SEC on December 20, 2017, as amended to date. Additionally, Barbie Shih (Barbie), Daniel's wife, was not re-elected to our board of directors on December 29, 2017. As a result of these events, neither Daniel nor Barbie will maintain any active affiliation with, or material beneficial ownership interest in, the Company.